Investment Strategy - Simplify DBi CTA Managed Futures Index ETF	Feb. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is a passively managed fund. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that, in total, have rate of return characteristics that are the economic equivalent of an investment in the components of the DBi CTA MF Index. The Fund’s 80% policy is non-fundamental.

The DBi CTA MF Index (“Index”) is a rules-based index that seeks to represent managed futures investment strategies. The Index is designed to reflect the performance of a diversified basket of futures contracts across major asset classes, including (i) equities, (ii) interest rates, (iii) currencies, and (iv) commodities. The composition and weighting of the underlying futures are determined systematically using a rules-based quantitative model that seeks to replicate both the risk and return characteristics of a representative universe of managed futures programs. The Index model does not select assets, but seeks futures contracts that align most closely with the holdings of representative universe of managed futures programs.

The Index is sponsored by Société Générale, S.A. which is a licensed French credit institution. Société Générale, S.A. is independent of the Fund and Simplify Asset Management, Inc., the Fund’s investment adviser. The Index is calculated and published daily by an independent calculation agent. The Index reflects the hypothetical performance of a notional portfolio, including the daily mark-to-market of the underlying instruments and the reinvestment of any cash component. However, the Index does not represent an investable portfolio and does not hold any assets; rather, it serves as a transparent measure of the value and returns of the strategy as defined by the Index’s governing rules. The Index is rebalanced weekly.

While the Fund does not engage a commodity trading adviser, by way of background, managed futures programs are run by commodity trading advisors (“CTAs”) using a managed futures investment strategy. In general, CTAs employ a variety of proprietary investment strategies such as trend following, momentum, and macroeconomic analysis. CTAs invest long and short across a broad spectrum of futures representing asset classes including financial futures (foreign currencies, interest rates, and equity indexes) and commodity futures (energy, metals, and agricultural foodstuffs).

In seeking to replicate the returns of the Index, the adviser combines Index-linked swaps with cash-like instruments or high-quality short term fixed income securities. A portion of these cash-like instruments are pledged as collateral to swap counterparties. These short term instruments may consist of (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds (including affiliated money market ETFs); (iii) fixed income ETFs; and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default. When the Fund enters into a swap, the Fund makes payments to the swap counterparty based on either a fixed or variable rate, and the swap counterparty makes payments to the Fund based on the return of Index. The adviser selects swap counterparties that it believes are creditworthy based on credit rating and financial strength. The adviser may employ a growing number of swap counterparties as Fund assets increase.

The Fund expects to gain exposure to a portion Index-linked swaps by investing up to 25% of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). This part of the Index-linked swaps is related to futures contracts that, if held directly by the Fund, would not produce qualifying income under the tax rules and regulations that apply to the Fund. The Subsidiary is advised by the adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to a portion of Index-linked swaps in accordance with applicable tax rules and regulations. The Subsidiary follows the same compliance policies and procedures, as the Fund and is subject to the same investment restrictions and limitations as the Fund when measured on a consolidated basis with the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions, custody, and advisory agreements. The Subsidiary employs the same service providers (e.g. custodian) as the Fund.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.